Contingent Liabilities and Commitments (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Contingent Liabilities and Commitments

	2017 £m	2016 £m
Guarantees given to third parties	1,557	1,859
Formal standby facilities, credit lines and other commitments with original term to maturity of:
– One year or less	10,664	9,462
– Later than one year	31,278	32,154
	43,499	43,475

Operating Lease Commitments

Operating lease commitments

Rental commitments under non-cancellable operating leases	2017 £m	2016 £m
Not later than one year	73	82
Later than one year and not later than five years	160	252
Later than five years	70	134
	303	468